Note 4 - Property and Equipment, Net (Details) - Equipment, Furniture and Leasehold Improvements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 419		$ 322
Less: Accumulated depreciation and amortization	(232)		(194)
Property and equipment, net	$ 187 [1]	$ 198	128
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Property and equipment, gross	$ 367		277
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Property and equipment, gross	$ 39		32
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Property and equipment, gross	$ 13		$ 13

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.